Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 01, 2018 HKD ($)
Income Taxes [Line Items]
Assessable profits (in Dollars)				$ 2
Current tax rate				8.25%
Assessable profits percent				16.50%
Deferred tax assets valuation allowance (in Dollars)	$ 28,850	$ 6,540	$ 5,512
Operating loss carryforwards (in Dollars)	$ 59,101
Carried forward term	10 years
Taiwan, Republic of China [Member]
Income Taxes [Line Items]
Percentage of sales tax rate	5.00%
Applicable income tax rate	20.00%
China, PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate, percentage	25.00%